Current and non-current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Current and non-current inventories
Raw and auxiliary materials and consumables	€ 1,001	€ 706
Consumables for infrastructure and facility maintenance of perforation activities	1,611	1,580
Finished products and goods	3,452	1,603
Other	8	4
Inventories	€ 6,072	€ 3,893